Leases (Details Narrative)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)
Right-of-use assets	$ 209,977		$ 264,164
Current operating lease liabilities	102,902		102,160
Non-current operating lease liabilities	112,045		166,444
Subsidy of contractual obligation	471,901		471,901
Deferred subsidy income	$ 220,719		$ 277,678
RMB [Member]
Subsidy of contractual obligation | ¥		¥ 3,245,000		¥ 3,245,000